Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Aug. 09, 2012
Document And Entity Information
Entity Registrant Name	TREE TOP INDUSTRIES, INC.
Entity Central Index Key	0000356590
Document Type	10-Q
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		349,602,201
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 93	$ 517
Total Current Assets	93	517
PROPERTY AND EQUIPMENT (NET)	23,136	39,518
INVESTMENTS AT COST	95,256	0
TOTAL ASSETS	118,485	40,035
CURRENT LIABILITIES
Accounts payable and accrued expenses	677,818	676,853
Accrued interest	149,396	134,179
Due to officers and directors	3,592,873	3,186,130
Convertible Notes (Net of discount)	32,917	50,000
Notes payable- in default	597,860	597,860
Total Current Liabilities	5,050,864	4,645,022
Total Liabilities	5,050,864	4,645,022
STOCKHOLDERS' DEFICIT
Common stock, par value $0.001 per share, 1,000,000,000 shares authorized; 389,602,201 and 379,380,276 issued, 349,602,201 and 339,380,276 outstanding, respectively	389,602	379,380
Additional paid-in-capital	140,835,115	140,263,974
Unearned ESOP shares	(1,700,000)	(1,700,000)
(Deficit) Accumulated During the Development Stage	(144,457,096)	(143,548,341)
Total Stockholders' Deficit	(4,932,379)	(4,604,987)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 118,485	$ 40,035

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, issued	389,602,201	379,380,276
Common stock, outstanding	349,602,201	339,380,276

Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		59 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Income Statement [Abstract]
REVENUES					$ 2,967
COST OF SALES
GROSS PROFIT (LOSS)					2,967
OPERATING EXPENSES
General and administrative	37,828	50,644	76,416	148,642	5,800,107
Impairment of assets					2,275,000
Compensation and professional fees	264,988	220,800	752,204	496,929	136,023,147
Depreciation	8,190	8,190	16,382	16,381	143,259
Total Operating Expenses	311,006	279,634	845,001	661,952	144,241,512
LOSS FROM OPERATIONS	(311,006)	(279,634)	(845,001)	(661,952)	(144,238,545)
OTHER INCOME (EXPENSE)
Loss on disposal of assets					(2,915)
Gain on debt forgiveness					63,865
Interest income					9
Interest expense	(48,278)	(63,854)	(63,754)	(91,677)	(279,510)
Total Other Income (Expense)	(48,278)	(63,854)	(63,754)	(91,677)	(218,551)
NET LOSS BEFORE INCOME TAXES	(359,284)	(343,488)	(908,755)	(753,629)	(144,457,096)
PROVISION FOR INCOME TAXES
NET LOSS	$ (359,284)	$ (343,488)	$ (908,755)	$ (753,629)	$ (144,457,096)
LOSS PER SHARE - BASIC & DILUTED	$ 0	$ 0	$ 0	$ 0
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	347,781,549	272,894,752	345,220,252	272,506,792

Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended		59 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (908,755)	$ (753,629)	$ (144,457,096)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense			192,000
Depreciation and amortization	16,382	16,381	143,259
Stock issued for option cancellation			115,201
Shares owed for services		26,800
Stock issued for rent			37,500
Gain on debt settlement			(63,865)
Stock options granted for services rendered			44,870,540
Impairment of intangible assets			2,275,000
Common stock issued for services rendered	398,058	112,307	90,177,563
Imputed interest on loan	6,720	6,720	32,607
Loss on diposal of fixed assets			2,915
Amortization of debt discount	32,917	60,764	107,917
Change in operating assets and liabilities, net of acquisition:
Increase (decrease) in accounts payable and accrued expenses	365,084	377,847	3,229,786
Net Cash Used in Operating Activities	(89,594)	(152,810)	(3,336,673)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash advanced on note receivable			(192,000)
Cash received in acquisition			44,303
Cash paid for investments	(95,256)		(95,256)
Purchases of property and equipment			(169,310)
Net Cash Used in Investing Activities	(95,256)		(412,263)
CASH FLOWS FROM FINANCING ACTIVITIES
Cash contribution from shareholders			50,375
Cash received from issuance of common stock	25,000		1,712,700
Cash received from notes payable	100,000	75,000	659,860
Cash paid to related party loans	(40,465)	(80,746)	(478,671)
Cash received from related party loans	99,891	156,160	1,804,765
Net Cash Provided by Financing Activities	184,426	150,414	3,749,029
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(424)	(2,396)	93
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	517	2,674
CASH AND CASH EQUIVALENTS, END OF PERIOD	93	278	93
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest
Cash paid for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for acquisition of sub			2,275,000
Common stock issued to ESOP			1,700,000
Conversion of Debentures	50,000		75,000
Note discount from beneficial conversion feature	$ 100,000		$ 100,000

CONDENSED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
CONDENSED FINANCIAL STATEMENTS

NOTE 1 - CONDENSED FINANCIAL STATEMENTS

The accompanying financial statements have been prepared by Tree Top Industries, Inc. (“the Company”) without audit.  In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows at June 30, 2012, and for all periods presented herein, have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted.  It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company's December 31, 2011 audited financial statements.  The results of operations for the period ended June 30, 2012 are not necessarily indicative of the operating results for the full year.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries as disclosed in Item 2 below. All significant inter-company balances and transactions have been eliminated.

GOING CONCERN	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
GOING CONCERN

NOTE 2 - GOING CONCERN

The Company's financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management's plan is to obtain such resources for the Company by obtaining capital from management and significant shareholders sufficient to meet its operating expenses and seeking equity and/or debt financing. However management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Beneficial Conversion Feature of Debentures and Convertible Notes Payable

In accordance with FASB ASC 470-20, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, we recognize the advantageous value of conversion rights attached to convertible debt. Such rights give the debt holder the ability to convert his debt into common stock at a price per share that is less than the trading price to the public on the day the loan is made to us. The beneficial value is calculated as the intrinsic value (the market price of the stock at the commitment date in excess of the conversion rate) of the beneficial conversion feature of the debentures and related accruing interest, and is recorded as a discount to the related debt and an addition to additional paid in capital. The discount is amortized over the remaining outstanding period of related debt using the straight line method.

Recent Accounting Pronouncements

No accounting pronouncements were issued during the second quarter 2012 that would have a material effect on the accounting policies of the Company when adopted.

Investments at Cost Held to Maturity

The Company records restricted, non-marketable securities with less than 20% ownership, at cost. These investments are reviewed periodically for impairment, and if not temporary in nature will be written down to a fair market value.

Fair Value of Financial Instruments

On January 1, 2008, the Company adopted ASC 820, Fair Value Measurements. ASC 820 defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

The carrying amounts reported in the balance sheets for the cash and cash equivalents, receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The carrying value of notes payable approximates fair value because negotiated terms and conditions are consistent with current market rates as of June 30, 2012 and December 31, 2011.

The following table presents the Company’s Notes Payable within the fair value hierarchy utilized to measure fair value on a recurring basis as of June 30, 2012 and December 31, 2011:

	Level 1	Level 2	Level 3
Notes payable — 2012	-0-	-0-	$630,777
Notes payable — 2011	-0-	-0-	$647,860

The following table presents a Level 3 reconciliation of the beginning and ending balances of the fair value measurements using significant unobservable inputs as of June 30, 2012 and December 31, 2011:

Notes payable
Balance, December 31, 2011	$647,860
Issuance of convertible notes (net of discount)	32,917
Conversion of convertible Debt	-50,000

Balance, June 30, 2012	$630,777

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Ludicrous, Inc., BioEnergy Applied Technologies Inc., GoHealthMD, Inc., MLN, Inc., Universal Energy and Services Group, Inc. Sky Entertainment, Inc., Eye Care Centers International, Inc., GoHealthMD Nano Pharmaceuticals, Inc. and TTI Strategic Acquisitions and Equity Group, Inc. All subsidiaries of the Company currently have no financial activity. All significant inter-company balances and transactions have been eliminated.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents are maintained with major financial institutions in the U S. Deposits held with these banks at times exceed $250,000 of insurance provided on such deposits. The Company has not experienced any losses in such accounts and believes that it is not exposed to any significant credit risk on cash and cash equivalents. At June 30, 2012 and 2011, no excess existed. There were no cash equivalents at June 30, 2012 and 2011.

Stock Based Compensation

The Company accounts for stock-based compensation in accordance with the provisions of ASC 718.  ASC 718 requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on the grant-date fair value of the award. That cost will be recognized over the period during which an employee is required to provide service in exchange for the reward- known as the requisite service period. No compensation cost is recognized for equity instruments for which employees do not render the requisite service. The grant-date fair value of employee share options and similar instruments are estimated using the Black Scholes option-pricing model adjusted for the unique characteristics of those instruments.

Equity instruments issued to non-employees are recorded at their fair values as determined in accordance with ASC 718 and ASC 595, “Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling Goods and Services”, and are periodically revalued as the stock options vest and are recognized as expense over the related service period.

Basic and Diluted Loss per Share

The Company calculates earnings per share in accordance with ASC 260, “Computation of Earnings Per Share.” Basic loss per share is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings (loss) per share gives effect to dilutive convertible securities, options, warrants and other potential common stock outstanding during the period; only in periods in which such effect is dilutive. For 2012 and 2011, no common equivalent shares were excluded from the calculatio. The ESOP shares issued during 2012 and 2011 have also been excluded from the calculation as they were issued but not outstanding.

	For the Three Months Ended
	June 30,
	2012	2011
Loss (numerator)	$(359,284)	$(343,488)
Shares (denominator)	347,781,549	272,894,752
Basic and diluted loss per share	$(0.00)	$(0.00)

	For the Six Months Ended
	June 30,
	2012	2011
Loss (numerator)	$(908,755)	$(753,629)
Shares (denominator)	345,220,252	272,506,792
Basic and diluted loss per share	$(0.00)	$(0.00)

RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 - RELATED PARTY TRANSACTIONS

The balance due to related parties as of June 30, 2012 of $3,592,873 consisted of advances, payables and accrued wages to David Reichman, the Company’s Chief Executive Officer of $3,134,116 and accrued wages to Kathy Griffin, the Company’s President of $458,757. As of December 31, 2011, the related party balance was $3,186,130, consisting of a balance due David Reichman of $2,817,373, and a balance due Kathy Griffin of $368,757. During the six month period ended June 30, 2012, Mr. Reichman advanced the company $99,891 and was repaid $40,465. The amounts due to the officers are due on demand, have no formal agreements, and accrue interest equal to that being charged individually on the debt. Interest accrued during the six months ended June 30, 2012 was $7,316, for credit cards used on the Company’s behalf.

NOTES PAYABLE	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 5 - NOTES PAYABLE

(a)	NOTES PAYABLE

Notes payable consist of various notes bearing interest at rates from 5% to 9%, which are unsecured, with original due dates between August 2000 and December 2009. Five notes with maturity dates that have passed are currently in default with the remaining note due on demand and thus all notes are classified as current liabilities. At June 30, 2012 and December 31, 2011, notes payable amounted to $597,860. Below is a table summarizing the notes owed by the Company.

		Interest Expense
Principal	Interest Rate	6/30/2012	6/30/2011	Maturity
$292,860	9.00%	$13,178	$13,178	6/27/2010
192,000	0%	6,720	6,720	On Demand(1)
18,000	6.00%	540	540	9/1/2002
30,000	6.00%	900	900	9/12/2002
25,000	5.00%	626	626	8/31/2000
40,000	7.00%	1,400	1,400	7/10/2002
$597,860		$23,364	$23,364

(1)	Imputed interest due to 0% interest rate

(b)	CONVERTIBLE NOTES PAYABLE:

During the six months ended June 30, 2012, the Company converted three remaining convertible notes into common stock of the Company. The terms of the convertible note agreements required a conversion rate at double the market value of the shares at the conversion date. Accordingly, the Company issued 2,689,874 shares for the remaining $50,000 in convertible debt and $1,584 in accrued interest. No gain or loss was recognize from the conversion.

During the three months ended June 30, 2012, the Company engaged in a note agreement with a Company for $100,000. The note is convertible into common shares of the Company at a rate of $.005, to include all fees and interest. The Company has recorded a $100,000 discount on the Convertible Note due to this beneficial conversion feature. The discount will be accreted over the term of the note which is 8 months. The note was originated on April 12, 2012. During the second quarter, the Company amortized the note discount in the amount of $32, 917, thus the net note balance at June 30, 2012 is $32,917.

The beneficial conversion feature was calculated by computing the number of shares the note would convert into upon conversion times the market price of the stock on the date of the note issuance, less the note amount. The beneficial conversion feature amount is the difference between the note amount and the value of the shares to be issued upon conversion. The beneficial conversion feature was valued at $350,000, however the note discount cannot exceed the face amount of the note, therefore the discount was limited to and recorded at $100,000.

STOCKHOLDERS' DEFICIT	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 6 - STOCKHOLDERS' DEFICIT

ISSUANCES OF COMMON STOCK

On February 6, 2012, the Board of Directors authorized the issuance of 1,500,000 shares of common stock to a consultant for services performed. The shares were valued at the market price on the day of issuance, in the amount of $60,000.

On February 14, 2012, the Board of Directors authorized the issuance of 2,689,874 shares to convert three convertible notes totaling $50,000 in principal and $1,584 in accrued interest. The number of shares issued were within the terms of the convertible note agreement therefore no gain or loss was recorded on the conversion.

Also on February 14, 2012, the Board of Directors authorized the issuance of 1,282,051 shares for cash of $25,000, pursuant to the Adesso agreement described in Item 2.

On March 2, 2012, the Board of Directors authorized the issuance of 750,000 shares of common stock to a consultant for services performed. The shares were valued at the market price on the day of issuance, in the amount of $30,000.

On March 28, 2012, the Board of Directors authorized the issuance of 1,500,000 shares of common stock to a consultant for services performed. The shares were valued at the market price on the day of issuance, in the amount of $60,000.

During the quarter ended March 31, 2012, the Company recorded the vesting of deferred stock compensation as earned. The company recorded $151,859 in professional fees from these deferrals.

On June 6, 2012, the Board of Directors authorized the issuance of 2,500,000 shares of common stock to an investor relation firm for services performed. The Company recorded $87,500 in professional fees for these services. The shares were valued at the market price on the day of issuance.

During the quarter ended June 30, 2012, the Company recorded the vesting of deferred stock compensation as earned, in the amount of $8,700. The shares earned were valued at the closing market price on June 30, 2012.

During the six months ended June 30, 2012, the Company recorded imputed interest on a non-interest bearing note in the amount of $6,720, with an increase in paid in capital.

During the three and six months ended June 30, 2012, the Company did not issue any stock options or warrants.

INVESTMENTS AT COST	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
INVESTMENTS AT COST

NOTE 7 - INVESTMENTS AT COST

In April 2012, the Company made an investment in an LLC organized to purchase pre-IPO shares of Facebook (FB). The buy-in price was $100,000, and required a 5% initiation fee. The membership interest was then convertible into shares of Facebook six months after the IPO at a rate of 1 to 1. The Company has recorded this investment as an investment at cost due to the restricted nature, and the fact that the shares must convert to FB shares before they can be classified as marketable securities and be recorded at Fair Market Value. The 5% fee was subtracted from the original cost and the investment is recorded on the books at $95,256.

LEGAL ACTIONS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
LEGAL ACTIONS

NOTE 8 - LEGAL ACTIONS

In April 2012, the Company filed suit in Los Angeles Superior Court against GeoGreen Biofuels, Inc. and related parties, relating to GeoGreen's failure to repay $192,000 advanced by TTI pursuant to a Bridge Loan Term Sheet.  In June 2012 GeoGreen filed a cross-complaint against TTI and related parties.  Although litigation is inherently unpredictable, TTI is confident in its position, and intends to vigorously pursue the action and defend the cross-complaint.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

In accordance with ASC 855-10 Company management reviewed all material events through the date of this report and there are no material subsequent events to report, except as follows:

SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES	NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Beneficial Conversion Feature of Debentures and Convertible Notes Payable

Beneficial Conversion Feature of Debentures and Convertible Notes Payable

In accordance with FASB ASC 470-20, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, we recognize the advantageous value of conversion rights attached to convertible debt. Such rights give the debt holder the ability to convert his debt into common stock at a price per share that is less than the trading price to the public on the day the loan is made to us. The beneficial value is calculated as the intrinsic value (the market price of the stock at the commitment date in excess of the conversion rate) of the beneficial conversion feature of the debentures and related accruing interest, and is recorded as a discount to the related debt and an addition to additional paid in capital. The discount is amortized over the remaining outstanding period of related debt using the straight line method.

Recent Accounting Pronouncements	Recent Accounting Pronouncements No accounting pronouncements were issued during the second quarter 2012 that would have a material effect on the accounting policies of the Company when adopted.
Investments at Cost Held to Maturity

Investments at Cost Held to Maturity

The Company records restricted, non-marketable securities with less than 20% ownership, at cost. These investments are reviewed periodically for impairment, and if not temporary in nature will be written down to a fair market value.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

On January 1, 2008, the Company adopted ASC 820, Fair Value Measurements. ASC 820 defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

The carrying amounts reported in the balance sheets for the cash and cash equivalents, receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The carrying value of notes payable approximates fair value because negotiated terms and conditions are consistent with current market rates as of June 30, 2012 and December 31, 2011.

The following table presents the Company’s Notes Payable within the fair value hierarchy utilized to measure fair value on a recurring basis as of June 30, 2012 and December 31, 2011:

	Level 1	Level 2	Level 3
Notes payable — 2012	-0-	-0-	$630,777
Notes payable — 2011	-0-	-0-	$647,860

The following table presents a Level 3 reconciliation of the beginning and ending balances of the fair value measurements using significant unobservable inputs as of June 30, 2012 and December 31, 2011:

Notes payable
Balance, December 31, 2011	$647,860
Issuance of convertible notes (net of discount)	32,917
Conversion of convertible Debt	-50,000

Balance, June 30, 2012	$630,777

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Ludicrous, Inc., BioEnergy Applied Technologies Inc., GoHealthMD, Inc., MLN, Inc., Universal Energy and Services Group, Inc. Sky Entertainment, Inc., Eye Care Centers International, Inc., GoHealthMD Nano Pharmaceuticals, Inc. and TTI Strategic Acquisitions and Equity Group, Inc. All subsidiaries of the Company currently have no financial activity. All significant inter-company balances and transactions have been eliminated.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents are maintained with major financial institutions in the U S. Deposits held with these banks at times exceed $250,000 of insurance provided on such deposits. The Company has not experienced any losses in such accounts and believes that it is not exposed to any significant credit risk on cash and cash equivalents. At June 30, 2012 and 2011, no excess existed. There were no cash equivalents at June 30, 2012 and 2011.

Stock Based Compensation

Stock Based Compensation

The Company accounts for stock-based compensation in accordance with the provisions of ASC 718.  ASC 718 requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on the grant-date fair value of the award. That cost will be recognized over the period during which an employee is required to provide service in exchange for the reward- known as the requisite service period. No compensation cost is recognized for equity instruments for which employees do not render the requisite service. The grant-date fair value of employee share options and similar instruments are estimated using the Black Scholes option-pricing model adjusted for the unique characteristics of those instruments.

Equity instruments issued to non-employees are recorded at their fair values as determined in accordance with ASC 718 and ASC 595, “Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling Goods and Services”, and are periodically revalued as the stock options vest and are recognized as expense over the related service period.

Basic and Diluted Loss per Share

Basic and Diluted Loss per Share

The Company calculates earnings per share in accordance with ASC 260, “Computation of Earnings Per Share.” Basic loss per share is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings (loss) per share gives effect to dilutive convertible securities, options, warrants and other potential common stock outstanding during the period; only in periods in which such effect is dilutive. For 2012 and 2011, no common equivalent shares were excluded from the calculatio. The ESOP shares issued during 2012 and 2011 have also been excluded from the calculation as they were issued but not outstanding.

	For the Three Months Ended
	June 30,
	2012	2011
Loss (numerator)	$(359,284)	$(343,488)
Shares (denominator)	347,781,549	272,894,752
Basic and diluted loss per share	$(0.00)	$(0.00)

	For the Six Months Ended
	June 30,
	2012	2011
Loss (numerator)	$(908,755)	$(753,629)
Shares (denominator)	345,220,252	272,506,792
Basic and diluted loss per share	$(0.00)	$(0.00)

SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Notes Payable within the fair value on a recurring basis
	Level 1	Level 2	Level 3
Notes payable — 2012	-0-	-0-	$630,777
Notes payable — 2011	-0-	-0-	$647,860

Level 3 reconciliation
Notes payable
Balance, December 31, 2011	$647,860
Issuance of convertible notes (net of discount)	32,917
Conversion of convertible Debt	-50,000

Balance, June 30, 2012	$630,777

Computation of Earnings Per Share, Three Months Ended
	For the Three Months Ended
	June 30,
	2012	2011
Loss (numerator)	$(359,284)	$(343,488)
Shares (denominator)	347,781,549	272,894,752
Basic and diluted loss per share	$(0.00)	$(0.00)

Computation of Earnings Per Share, Six Months Ended
	For the Six Months Ended
	June 30,
	2012	2011
Loss (numerator)	$(908,755)	$(753,629)
Shares (denominator)	345,220,252	272,506,792
Basic and diluted loss per share	$(0.00)	$(0.00)

NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Unsecured notes are classified as current liabilities
		Interest Expense
Principal	Interest Rate	6/30/2012	6/30/2011	Maturity
$292,860	9.00%	$13,178	$13,178	6/27/2010
192,000	0%	6,720	6,720	On Demand(1)
18,000	6.00%	540	540	9/1/2002
30,000	6.00%	900	900	9/12/2002
25,000	5.00%	626	626	8/31/2000
40,000	7.00%	1,400	1,400	7/10/2002
$597,860		$23,364	$23,364

SIGNIFICANT ACCOUNTING POLICIES - Level 3 reconciliation (Details) (USD $)	6 Months Ended			59 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Notes to Financial Statements
Balance, December 31, 2011, Notes payable	$ 647,860
Issuance of convertible notes (net of discount), Notes payable	32,917	100,000		100,000
Conversion of convertible Debt, Notes payable	(50,000)
Balance, June 30, 2012, Notes payable	$ 630,777

SIGNIFICANT ACCOUNTING POLICIES - Computation of Earnings Per Share, Three Months Ended (Details) (USD $)	3 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Loss (numerator)	$ (359,284)	$ (343,488)
Shares (denominator)	347,781,549	272,894,752
Basic and diluted loss per share	$ 0	$ 0

SIGNIFICANT ACCOUNTING POLICIES - Computation of Earnings Per Share, Six Months Ended (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Loss (numerator)	$ (908,755)	$ (753,629)
Shares (denominator)	345,220,252	272,506,792
Basic and diluted loss per share	$ 0	$ 0

SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Insurance provided on U S. Deposits held by major financial institutions	$250,000

RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Balance due to related parties	$ 3,592,873
Payables and accrued wages the Company’s Chief Executive Officer	3,134,116
Wages to the Company’s President	458,757
Related party balance		3,186,130
Balance due David Reichman		2,817,373
Balance due Kathy Griffin		368,757
Mr. Reichman advanced the company	99,891
Mr. Reichman advanced the company was repaid	40,465
Interest accrued	$ 7,316

NOTES PAYABLE (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Notes to Financial Statements
Notes payable amounted	$ 597,860	$ 597,860
Shares issued for convertible debt		2,689,874
Convertible debts Amount		50,000
Accrued interest convertible debt		1,584
Company engaged in a note agreement with a Company , note is convertible into common shares	100,000
Rate of common shares	0.005
Discount recorded on the Convertible note	100,000	100,000
Note discount amortized	917
Note balance		32,917
Beneficial conversion feature value	350,000	350,000
discount limite	$ 100,000	$ 100,000

STOCKHOLDERS' DEFICIT (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Jun. 06, 2012	Mar. 28, 2012	Mar. 02, 2012	Feb. 14, 2012	Feb. 06, 2012
Notes to Financial Statements
BOD authorized issuance of shares of common stock								1,500,000
Bod shares market price on the day of issuance								$ 60,000
Bod authorized the issuance of shares to convert three convertible notes							2,689,874
Principal Of convertible notes							50,000
Accrued interest on convertible notes							1,584
Bod authorized the issuance of shares in cash							1,282,051
Cash amtount of shares issuance							25,000
Bod authorized the issuance shares of common stock to a consultant for services performed						750,000
Market price on the day of issuance						30,000
Board of Directors authorized the issuance of shares of common stock to a consultant for services performed					1,500,000
market price on the day of issuance of shares					60,000
Professional fees from deferred stock compensation as earned		151,859
Bod authorized the issuance of shares fromcommon stock to an investor relation firm for services performed				2,500,000
Recorded professional fees for these services				87,500
Deferred stock compensation earned	8,700
recorded imputed interest on a non-interest bearing note, with an increase in paid in capital			$ 6,720

INVESTMENTS AT COST (Details Narrative) (USD $)	Jun. 30, 2012	Apr. 01, 2012
Notes to Financial Statements
Purchase pre-IPO shares of Facebook in an LLC organized		$ 100,000
investment is recorded on the books	$ 95,256

LEGAL ACTIONS (Details Narrative) (USD $)	59 Months Ended
Jun. 30, 2012
Notes to Financial Statements
GeoGreen's failure to repay advanced by TTI pursuant to a Bridge Loan	$ 192,000